QUARTERLY REPORT
                               DECEMBER 31, 2000

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                                                January 22, 2001

Dear Fellow Shareholder:

  To paraphrase our outgoing President, "It was the valuations, stupid!" Almost a year ago to the date, we commented in our letter to you that our 30+ years in the investment business have allowed us to witness, among other things, the conglomerate boom and bust of the late 1960s, the computer software and services debacle of 1970, the Nifty Fifty run-up and demise in the 1973-1974 market, the oil bubble of the early 1980s and the biotech bust in the early 1990s. We also stated, "...But nothing in the last 100 years rivals the valuations placed on the technology, Internet, and telecommunications companies that we are experiencing in today's market. Suddenly, and for some yet unknown reason, a few of the investors will head toward the exits, then the rest of the investment wildebeests will charge for the door. Greed will turn to panic, and share prices ultimately crumble, and we will experience a significant destruction of wealth." During a conversation with a shareholder early in 2000, after discussing the above commentary about what we believed would be the ultimate demise of the mania existing at that time, the shareholder opined that things were different this time, with these new technologies, and that we were in a
     ---------
"new paradigm." In a sense, he was right. The declines in "the new economy" stocks are the worst ever, to wit:

                                                                       % CHANGE       % CHANGE
                           PRICE           2000          PRICE         12/31/99      2000 HIGH
     COMPANY              12/31/99         HIGH         12/31/00     TO 12/31/00     TO 12/31/00
     -------              --------         ----         --------     -----------     -----------
     Amazon.com             $76            $92              $16          -79%           -83%
     America Online         $76            $83              $35          -54%           -58%
     CMGI                  $138           $164               $6          -96%           -96%
     E*Trade Group          $26            $33               $7          -73%           -79%
     eToys                  $26            $28           <$0.50          -98%           -98%
     Priceline.com          $47           $104               $1          -98%           -99%
     Red Hat               $106           $148               $6          -94%           -96%
     Webvan Group           $17            $19           <$0.50          -97%           -97%
     Yahoo!                $216           $250              $30          -86%           -88%

  The declines weren't only isolated in the Internet/technology/telecom spectrum in 2000. Some of the more visible big-name companies suffered as well:

                                               TOTAL RETURN
               COMPANY                     12/31/99 TO 12/31/00
               -------                     --------------------
               Lucent Technologies                -80.9%
               WorldCom                           -79.6%
               AT&T                               -66.0%
               Dell Computer                      -65.8%
               Microsoft                          -61.8%
               Motorola                           -58.7%
               QUALCOMM                           -49.3%
               Cisco Systems                      -28.6%
               Intel                              -24.7%

  In all of the above cases, the scenario was, in many respects, the same. A slower growth rate (or perceived growth rate) for the Company, whether a dot.com company buying "eyeballs," in the case of Priceline.com, or a significant decline in earnings, as with WorldCom, coupled with an astronomical valuation, resulted in all cases in a swift and devastating market decline for the security. The 39.2% loss in the NASDAQ in 2000 was the greatest in its history, and in terms of major averages, trailed only the drops in the Dow and S&P 500 in 1931. For the full year, the Dow Jones Industrial Average declined 6.2%; the S&P 500, 9.1%; and the Russell 2000, 3.2%. In environments like this, we find ourselves coming back to one of Warren Buffett's more notable quotes, "The less prudence with which others conduct their affairs, the greater prudence with which we should conduct our own affairs." When others cast aside the concept of risk and embrace, rather, growth at any cost, it is a time for us to proceed with caution. The year 2000 was such a year.

  Against that backdrop, your Fund's return of 19.1%, in an absolute sense, stacks up extremely well, and is the best relative year in the history of the
                                          --------
Fund.

  Over the years, we have discussed with you that our philosophy here at Fiduciary Capital Growth Fund has always been to invest defensively. By that we mean that we constantly concern ourselves with what could possibly go wrong with our investments, and with the risk of losing money. In so doing, we think we've built into our model Ben Graham's "margin for error." Investing this way invariably leads us to make less when markets are reacting "irrationally," as they did in 1998 and 1999 -- but to do very well in a year like 2000. It allows us, on a long-term basis, to build significant shareholder wealth. We are proud of the fact that, over the last ten years, your Fund has compounded at 15.3% per year. (Your 1-, 3- and 5-year numbers are +19.1%, +6.4%, and +12.8%, respectively.)

  The question we are now being asked is whether stocks have fallen enough.
The answer, of course, depends upon the individual stock. Even with the significant declines depicted above, Cisco, Yahoo!, QUALCOMM and Oracle still sell at 61x, 77x, 60x, and 70x earnings, respectively - too rich for our blood! More egregious still are the valuations in some of the "new economy" technology stocks, such as Juniper Networks, which sports a price/earnings ratio of 400x; Broadcom, 178x; Seibel, 200x; Network Appliances, 270x; and Brocade Communications, 310x. Indices such as the NASDAQ, with a price/earnings ratio of nearly 100x, or the S&P 500, with its current 24x multiple, are normally not indicative of market bottoms. In reviewing the January 4 issue of the Wall Street Journal, the majority of Wall Street's chief market strategists were still extremely positive, and the Investors Intelligence Survey still shows 51% of all investment strategy newsletters to be bullish. It strikes us as though there is still a bit too much bullishness, and still too many individual stocks that are very expensively priced. There are, however, some individual companies that are starting to come in to view - even in the technology arena. We are firm believers that the market swings from one extreme to the other, and have seen it happen time and time again. As technology stocks decline from the extreme levels of the past few years, it is quite possible they will "overshoot" fair value, thus becoming real bargains. This happened in 1990-1991, and your Fund built a significant position in this sector. Many technology companies that have been discarded by Wall Street are now starting to look more reasonable to us, and we are beginning to do some significant research in this area. Don't be surprised if you begin to see some of these stocks in your portfolio in the next 12-18 months!

ECONOMIC COMMENTARY AND CORPORATE OUTLOOK
-----------------------------------------

  At this point in our commentary, we were planning to predict an easing in the Fed Funds rate by the Federal Reserve, most likely to occur at the upcoming FOMC meeting on January 31. The Fed, however, took a preemptive strike with a 50 basis point reduction last week, which led to a sharp one-day rally in the markets. By the fourth quarter of 2000 it became increasingly evident that the economy was beginning a sharp slowdown. In December, the Purchasing Managers' Index, which has historically been a very good harbinger of future business conditions, contracted to the lowest level since April of 1991. In addition, the consumer curtailed spending significantly. It appears now that the Christmas season of 2000 will be the worst in five years, from a retailing perspective. Even with huge markdowns at the retail level, consumer spending could grow only 2.0-3.0% in the fourth quarter. In addition to interest rate hikes over the last year and a half, the consumer also appears to be reacting to higher energy prices and the psychological impact of a lower stock market. The consumer is 67% of the economy and when he contracts so does the U.S. economy.

  Corporate profitability has also slowed sharply. In its recent financial update of January 3, Merrill Lynch predicted operating earnings of the S&P 500 to be flat in 2001, down from the 12% growth rate expected in 2000, and over 20% in 1999. As mentioned earlier, the S&P still sports a multiple of about 24x earnings. In our opinion, it is still susceptible to some further decline, given the very moderate earnings picture this year.

  The technology sector, from a macro perspective, seems even more vulnerable. According to First Call, earnings for technology firms in the S&P jumped 42% in last year's second and third quarters. Coming into the fourth quarter, it was expected that the quarter's earnings would rise in excess of 29%. At this juncture, however, analysts' estimates for the fourth quarter are only at 8%, and First Call reckons that the first quarter of 2001 will actually call for an 8% decline. It is still a little too early to get excited about this sector in general.

SMALL VS. LARGE
---------------

  If we go back to 1983, many investors felt that the dominance of smaller cap stocks over bigger caps would continue. Instead, a 15-year period of the opposite scenario ensued, as the following chart depicts.

                           LONG TERM ASSET ALLOCATION
                          BY CAPITALIZATION - EQUITIES
                  Total Return - Periods Ending December 2000

                RATIO: SMALL CAPITALIZATION/S&P 500 STOCK INDEX

                         Dec-50                   1.000
                         Jan-51                   1.019
                         Feb-51                   1.009
                         Mar-51                   0.976
                         Apr-51                   0.964
                         May-51                   0.960
                         Jun-51                   0.931
                         Jul-51                   0.901
                         Aug-51                   0.912
                         Sep-51                   0.930
                         Oct-51                   0.919
                         Nov-51                   0.903
                         Dec-51                   0.870
                         Jan-52                   0.870
                         Feb-52                   0.869
                         Mar-52                   0.842
                         Apr-52                   0.832
                         May-52                   0.807
                         Jun-52                   0.790
                         Jul-52                   0.783
                         Aug-52                   0.788
                         Sep-52                   0.789
                         Oct-52                   0.780
                         Nov-52                   0.773
                         Dec-52                   0.757
                         Jan-53                   0.792
                         Feb-53                   0.822
                         Mar-53                   0.834
                         Apr-53                   0.830
                         May-53                   0.835
                         Jun-53                   0.805
                         Jul-53                   0.796
                         Aug-53                   0.785
                         Sep-53                   0.762
                         Oct-53                   0.744
                         Nov-53                   0.738
                         Dec-53                   0.715
                         Jan-54                   0.730
                         Feb-54                   0.729
                         Mar-54                   0.719
                         Apr-54                   0.693
                         May-54                   0.696
                         Jun-54                   0.699
                         Jul-54                   0.713
                         Aug-54                   0.735
                         Sep-54                   0.705
                         Oct-54                   0.722
                         Nov-54                   0.713
                         Dec-54                   0.752
                         Jan-55                   0.753
                         Feb-55                   0.781
                         Mar-55                   0.790
                         Apr-55                   0.771
                         May-55                   0.773
                         Jun-55                   0.734
                         Jul-55                   0.695
                         Aug-55                   0.695
                         Sep-55                   0.694
                         Oct-55                   0.702
                         Nov-55                   0.679
                         Dec-55                   0.688
                         Jan-56                   0.710
                         Feb-56                   0.701
                         Mar-56                   0.682
                         Apr-56                   0.686
                         May-56                   0.700
                         Jun-56                   0.676
                         Jul-56                   0.660
                         Aug-56                   0.674
                         Sep-56                   0.686
                         Oct-56                   0.689
                         Nov-56                   0.696
                         Dec-56                   0.674
                         Jan-57                   0.719
                         Feb-57                   0.723
                         Mar-57                   0.720
                         Apr-57                   0.710
                         May-57                   0.686
                         Jun-57                   0.690
                         Jul-57                   0.677
                         Aug-57                   0.686
                         Sep-57                   0.697
                         Oct-57                   0.659
                         Nov-57                   0.651
                         Dec-57                   0.645
                         Jan-58                   0.686
                         Feb-58                   0.684
                         Mar-58                   0.694
                         Apr-58                   0.696
                         May-58                   0.708
                         Jun-58                   0.711
                         Jul-58                   0.714
                         Aug-58                   0.732
                         Sep-58                   0.733
                         Oct-58                   0.743
                         Nov-58                   0.758
                         Dec-58                   0.742
                         Jan-59                   0.780
                         Feb-59                   0.800
                         Mar-59                   0.800
                         Apr-59                   0.778
                         May-59                   0.761
                         Jun-59                   0.760
                         Jul-59                   0.757
                         Aug-59                   0.758
                         Sep-59                   0.759
                         Oct-59                   0.767
                         Nov-59                   0.769
                         Dec-59                   0.771
                         Jan-60                   0.804
                         Feb-60                   0.796
                         Mar-60                   0.781
                         Apr-60                   0.779
                         May-60                   0.770
                         Jun-60                   0.779
                         Jul-60                   0.783
                         Aug-60                   0.799
                         Sep-60                   0.786
                         Oct-60                   0.755
                         Nov-60                   0.753
                         Dec-60                   0.743
                         Jan-61                   0.761
                         Feb-61                   0.781
                         Mar-61                   0.808
                         Apr-61                   0.814
                         May-61                   0.829
                         Jun-61                   0.806
                         Jul-61                   0.782
                         Aug-61                   0.773
                         Sep-61                   0.761
                         Oct-61                   0.758
                         Nov-61                   0.770
                         Dec-61                   0.773
                         Jan-62                   0.813
                         Feb-62                   0.812
                         Mar-62                   0.820
                         Apr-62                   0.805
                         May-62                   0.788
                         Jun-62                   0.789
                         Jul-62                   0.797
                         Aug-62                   0.804
                         Sep-62                   0.788
                         Oct-62                   0.753
                         Nov-62                   0.764
                         Dec-62                   0.746
                         Jan-63                   0.775
                         Feb-63                   0.796
                         Mar-63                   0.779
                         Apr-63                   0.765
                         May-63                   0.783
                         Jun-63                   0.789
                         Jul-63                   0.793
                         Aug-63                   0.792
                         Sep-63                   0.787
                         Oct-63                   0.779
                         Nov-63                   0.774
                         Dec-63                   0.751
                         Jan-64                   0.750
                         Feb-64                   0.766
                         Mar-64                   0.770
                         Apr-64                   0.772
                         May-64                   0.771
                         Jun-64                   0.770
                         Jul-64                   0.786
                         Aug-64                   0.793
                         Sep-64                   0.801
                         Oct-64                   0.809
                         Nov-64                   0.810
                         Dec-64                   0.796
                         Jan-65                   0.810
                         Feb-65                   0.839
                         Mar-65                   0.871
                         Apr-65                   0.884
                         May-65                   0.879
                         Jun-65                   0.840
                         Jul-65                   0.865
                         Aug-65                   0.892
                         Sep-65                   0.893
                         Oct-65                   0.918
                         Nov-65                   0.955
                         Dec-65                   1.004
                         Jan-66                   1.073
                         Feb-66                   1.121
                         Mar-66                   1.122
                         Apr-66                   1.136
                         May-66                   1.080
                         Jun-66                   1.095
                         Jul-66                   1.107
                         Aug-66                   1.064
                         Sep-66                   1.052
                         Oct-66                   0.992
                         Nov-66                   1.031
                         Dec-66                   1.038
                         Jan-67                   1.138
                         Feb-67                   1.180
                         Mar-67                   1.204
                         Apr-67                   1.184
                         May-67                   1.233
                         Jun-67                   1.333
                         Jul-67                   1.395
                         Aug-67                   1.407
                         Sep-67                   1.438
                         Oct-67                   1.433
                         Nov-67                   1.440
                         Dec-67                   1.536
                         Jan-68                   1.629
                         Feb-68                   1.554
                         Mar-68                   1.521
                         Apr-68                   1.609
                         May-68                   1.741
                         Jun-68                   1.728
                         Jul-68                   1.698
                         Aug-68                   1.732
                         Sep-68                   1.765
                         Oct-68                   1.755
                         Nov-68                   1.794
                         Dec-68                   1.881
                         Jan-69                   1.862
                         Feb-69                   1.753
                         Mar-69                   1.759
                         Apr-69                   1.787
                         May-69                   1.814
                         Jun-69                   1.695
                         Jul-69                   1.608
                         Aug-69                   1.650
                         Sep-69                   1.646
                         Oct-69                   1.670
                         Nov-69                   1.625
                         Dec-69                   1.541
                         Jan-70                   1.563
                         Feb-70                   1.538
                         Mar-70                   1.488
                         Apr-70                   1.349
                         May-70                   1.284
                         Jun-70                   1.222
                         Jul-70                   1.197
                         Aug-70                   1.251
                         Sep-70                   1.338
                         Oct-70                   1.254
                         Nov-70                   1.210
                         Dec-70                   1.225
                         Jan-71                   1.361
                         Feb-71                   1.388
                         Mar-71                   1.411
                         Apr-71                   1.391
                         May-71                   1.360
                         Jun-71                   1.313
                         Jul-71                   1.289
                         Aug-71                   1.313
                         Sep-71                   1.289
                         Oct-71                   1.267
                         Nov-71                   1.220
                         Dec-71                   1.248
                         Jan-72                   1.362
                         Feb-72                   1.364
                         Mar-72                   1.333
                         Apr-72                   1.341
                         May-72                   1.290
                         Jun-72                   1.276
                         Jul-72                   1.217
                         Aug-72                   1.196
                         Sep-72                   1.157
                         Oct-72                   1.124
                         Nov-72                   1.136
                         Dec-72                   1.096
                         Jan-73                   1.064
                         Feb-73                   1.015
                         Mar-73                   0.993
                         Apr-73                   0.969
                         May-73                   0.905
                         Jun-73                   0.882
                         Jul-73                   0.949
                         Aug-73                   0.938
                         Sep-73                   0.996
                         Oct-73                   1.002
                         Nov-73                   0.906
                         Dec-73                   0.887
                         Jan-74                   1.012
                         Feb-74                   1.005
                         Mar-74                   1.018
                         Apr-74                   1.007
                         May-74                   0.956
                         Jun-74                   0.953
                         Jul-74                   1.006
                         Aug-74                   1.027
                         Sep-74                   1.084
                         Oct-74                   1.027
                         Nov-74                   1.032
                         Dec-74                   0.966
                         Jan-75                   1.094
                         Feb-75                   1.058
                         Mar-75                   1.096
                         Apr-75                   1.098
                         May-75                   1.117
                         Jun-75                   1.146
                         Jul-75                   1.194
                         Aug-75                   1.146
                         Sep-75                   1.161
                         Oct-75                   1.085
                         Nov-75                   1.089
                         Dec-75                   1.076
                         Jan-76                   1.217
                         Feb-76                   1.397
                         Mar-76                   1.350
                         Apr-76                   1.312
                         May-76                   1.279
                         Jun-76                   1.280
                         Jul-76                   1.292
                         Aug-76                   1.257
                         Sep-76                   1.238
                         Oct-76                   1.235
                         Nov-76                   1.291
                         Dec-76                   1.366
                         Jan-77                   1.499
                         Feb-77                   1.520
                         Mar-77                   1.557
                         Apr-77                   1.586
                         May-77                   1.613
                         Jun-77                   1.655
                         Jul-77                   1.686
                         Aug-77                   1.692
                         Sep-77                   1.705
                         Oct-77                   1.716
                         Nov-77                   1.844
                         Dec-77                   1.845
                         Jan-78                   1.920
                         Feb-78                   2.028
                         Mar-78                   2.174
                         Apr-78                   2.151
                         May-78                   2.306
                         Jun-78                   2.294
                         Jul-78                   2.316
                         Aug-78                   2.459
                         Sep-78                   2.459
                         Oct-78                   2.040
                         Nov-78                   2.143
                         Dec-78                   2.137
                         Jan-79                   2.236
                         Feb-79                   2.246
                         Mar-79                   2.333
                         Apr-79                   2.376
                         May-79                   2.394
                         Jun-79                   2.423
                         Jul-79                   2.466
                         Aug-79                   2.522
                         Sep-79                   2.501
                         Oct-79                   2.376
                         Nov-79                   2.461
                         Dec-79                   2.579
                         Jan-80                   2.632
                         Feb-80                   2.585
                         Mar-80                   2.345
                         Apr-80                   2.382
                         May-80                   2.454
                         Jun-80                   2.483
                         Jul-80                   2.582
                         Aug-80                   2.733
                         Sep-80                   2.738
                         Oct-80                   2.793
                         Nov-80                   2.709
                         Dec-80                   2.697
                         Jan-81                   2.804
                         Feb-81                   2.773
                         Mar-81                   2.881
                         Apr-81                   3.017
                         May-81                   3.109
                         Jun-81                   3.058
                         Jul-81                   2.977
                         Aug-81                   2.915
                         Sep-81                   2.809
                         Oct-81                   2.891
                         Nov-81                   2.866
                         Dec-81                   2.894
                         Jan-82                   2.830
                         Feb-82                   2.848
                         Mar-82                   2.831
                         Apr-82                   2.853
                         May-82                   2.870
                         Jun-82                   2.806
                         Jul-82                   2.815
                         Aug-82                   2.711
                         Sep-82                   2.782
                         Oct-82                   2.853
                         Nov-82                   2.992
                         Dec-82                   2.975
                         Jan-83                   3.125
                         Feb-83                   3.205
                         Mar-83                   3.176
                         Apr-83                   3.159
                         May-83                   3.416
                         Jun-83                   3.439
                         Jul-83                   3.440
                         Aug-83                   3.261
                         Sep-83                   3.274
                         Oct-83                   3.084
                         Nov-83                   3.178
                         Dec-83                   3.135
                         Jan-84                   3.099
                         Feb-84                   3.030
                         Mar-84                   2.996
                         Apr-84                   2.952
                         May-84                   2.963
                         Jun-84                   2.983
                         Jul-84                   2.873
                         Aug-84                   2.892
                         Sep-84                   2.869
                         Oct-84                   2.805
                         Nov-84                   2.761
                         Dec-84                   2.734
                         Jan-85                   2.873
                         Feb-85                   2.914
                         Mar-85                   2.853
                         Apr-85                   2.820
                         May-85                   2.764
                         Jun-85                   2.752
                         Jul-85                   2.833
                         Aug-85                   2.830
                         Sep-85                   2.744
                         Oct-85                   2.723
                         Nov-85                   2.732
                         Dec-85                   2.720
                         Jan-86                   2.748
                         Feb-86                   2.740
                         Mar-86                   2.721
                         Apr-86                   2.793
                         May-86                   2.743
                         Jun-86                   2.694
                         Jul-86                   2.587
                         Aug-86                   2.485
                         Sep-86                   2.542
                         Oct-86                   2.499
                         Nov-86                   2.431
                         Dec-86                   2.423
                         Jan-87                   2.384
                         Feb-87                   2.486
                         Mar-87                   2.482
                         Apr-87                   2.432
                         May-87                   2.403
                         Jun-87                   2.346
                         Jul-87                   2.303
                         Aug-87                   2.285
                         Sep-87                   2.293
                         Oct-87                   2.028
                         Nov-87                   2.091
                         Dec-87                   2.100
                         Jan-88                   2.103
                         Feb-88                   2.190
                         Mar-88                   2.366
                         Apr-88                   2.393
                         May-88                   2.308
                         Jun-88                   2.364
                         Jul-88                   2.350
                         Aug-88                   2.371
                         Sep-88                   2.334
                         Oct-88                   2.245
                         Nov-88                   2.202
                         Dec-88                   2.249
                         Jan-89                   2.189
                         Feb-89                   2.261
                         Mar-89                   2.262
                         Apr-89                   2.244
                         May-89                   2.250
                         Jun-89                   2.211
                         Jul-89                   2.107
                         Aug-89                   2.116
                         Sep-89                   2.132
                         Oct-89                   2.053
                         Nov-89                   2.025
                         Dec-89                   1.985
                         Jan-90                   1.942
                         Feb-90                   1.977
                         Mar-90                   2.002
                         Apr-90                   1.986
                         May-90                   1.937
                         Jun-90                   1.956
                         Jul-90                   1.876
                         Aug-90                   1.787
                         Sep-90                   1.711
                         Oct-90                   1.613
                         Nov-90                   1.631
                         Dec-90                   1.649
                         Jan-91                   1.723
                         Feb-91                   1.788
                         Mar-91                   1.868
                         Apr-91                   1.859
                         May-91                   1.867
                         Jun-91                   1.844
                         Jul-91                   1.823
                         Aug-91                   1.847
                         Sep-91                   1.893
                         Oct-91                   1.917
                         Nov-91                   1.905
                         Dec-91                   1.846
                         Jan-92                   2.034
                         Feb-92                   2.066
                         Mar-92                   2.036
                         Apr-92                   1.909
                         May-92                   1.924
                         Jun-92                   1.862
                         Jul-92                   1.851
                         Aug-92                   1.836
                         Sep-92                   1.857
                         Oct-92                   1.909
                         Nov-92                   1.987
                         Dec-92                   2.031
                         Jan-93                   2.083
                         Feb-93                   2.007
                         Mar-93                   2.030
                         Apr-93                   2.023
                         May-93                   2.057
                         Jun-93                   2.064
                         Jul-93                   2.101
                         Aug-93                   2.111
                         Sep-93                   2.188
                         Oct-93                   2.199
                         Nov-93                   2.147
                         Dec-93                   2.194
                         Jan-94                   2.189
                         Feb-94                   2.241
                         Mar-94                   2.220
                         Apr-94                   2.205
                         May-94                   2.145
                         Jun-94                   2.125
                         Jul-94                   2.091
                         Aug-94                   2.121
                         Sep-94                   2.166
                         Oct-94                   2.110
                         Nov-94                   2.101
                         Dec-94                   2.126
                         Jan-95                   2.046
                         Feb-95                   2.052
                         Mar-95                   2.027
                         Apr-95                   2.013
                         May-95                   1.969
                         Jun-95                   2.024
                         Jul-95                   2.072
                         Aug-95                   2.109
                         Sep-95                   2.060
                         Oct-95                   1.975
                         Nov-95                   1.971
                         Dec-95                   1.985
                         Jan-96                   1.918
                         Feb-96                   1.959
                         Mar-96                   1.980
                         Apr-96                   2.056
                         May-96                   2.083
                         Jun-96                   1.990
                         Jul-96                   1.900
                         Aug-96                   1.969
                         Sep-96                   1.937
                         Oct-96                   1.856
                         Nov-96                   1.796
                         Dec-96                   1.881
                         Jan-97                   1.805
                         Feb-97                   1.748
                         Mar-97                   1.737
                         Apr-97                   1.644
                         May-97                   1.722
                         Jun-97                   1.718
                         Jul-97                   1.666
                         Aug-97                   1.805
                         Sep-97                   1.837
                         Oct-97                   1.817
                         Nov-97                   1.725
                         Dec-97                   1.726
                         Jan-98                   1.680
                         Feb-98                   1.683
                         Mar-98                   1.667
                         Apr-98                   1.659
                         May-98                   1.597
                         Jun-98                   1.538
                         Jul-98                   1.429
                         Aug-98                   1.346
                         Sep-98                   1.364
                         Oct-98                   1.313
                         Nov-98                   1.303
                         Dec-98                   1.308
                         Jan-99                   1.272
                         Feb-99                   1.207
                         Mar-99                   1.178
                         Apr-99                   1.236
                         May-99                   1.284
                         Jun-99                   1.272
                         Jul-99                   1.277
                         Aug-99                   1.236
                         Sep-99                   1.271
                         Oct-99                   1.200
                         Nov-99                   1.246
                         Dec-99                   1.310
                         Jan-00                   1.357
                         Feb-00                   1.612
                         Mar-00                   1.372
                         Apr-00                   1.329
                         May-00                   1.278
                         Jun-00                   1.356
                         Jul-00                   1.333
                         Aug-00                   1.351
                         Sep-00                   1.384
                         Oct-00                   1.328
                         Nov-00                   1.294
                         Dec-00                   1.398

    Sources: Standard & Poor's Corporation; Frank Russell Company; Financial Analysts Research Foundation; Copyright (c) 2001 Crandall, Pierce & Company

  This chart compares the performance of small-cap stocks to the performance of the S&P 500. A rising line means that small-caps are outperforming large-caps, and a declining line means that large-caps are outperforming small-caps. The relatively rare horizontal line simply means that the two sectors are performing identically.

  Periods of outperformance and underperformance by large cap or small cap stocks have tended to be characterized by a herd mentality which carries valuations of one group or the other to extremes. From 1968 to 1972 small caps significantly underperformed as valuations on the Nifty Fifty rose to unprecedented levels. This ushered in a 10-year period from 1973 to 1983 of strong outperformance by small caps, as valuations (price/earnings ratios) on the large caps not only came into line with long-term fundamentals, but actually dropped well below the long-term average. From 1983 to today (with the brief hiatus from 1991 through 1993), valuations on large cap stocks have once again far outstripped the growth of the companies, resulting in a long period of outperformance versus small companies, even though small companies have provided very good absolute returns. Almost half of the total return on the S&P 500 from 1980 to 1998 was the result of the price/earnings ratio rising from 7x to 33x.

GROWTH VS. VALUE
----------------

  In a recent issue of The Financial Analyst Journal, Louis K.C. Chan, Jason Karceski and Josef Lakonishok examined stock price patterns relative to operating performance in a paper entitled, New Paradigm or Same Old Hype in Equity Investingo The study scanned a period of 20 years, ending in 1999. From the late 1970s to the mid-1980s, the study found that all classes of value
                                                                     -----
stocks - large-, mid- and small-capitalization, significantly outperformed the same categories of growth stocks. A shift to growth outperforming value occurred in the mid-1980s, with the exception of the period 1991-1993, and in the last five years, through 1999, growth was a particularly strong performer relative to value. The authors looked for an explanation; the answer, however, was not found in an examination of the growth rates, as those had been fairly consistent over long periods of time. In 1997-1998, the authors found that growth stocks' average compounded annual rates of growth in sales and operating income were about 6% and 8.5%, respectively. These growth rates, in fact, were somewhat below the historical long-term average for growth stocks of 9.5% and 9.6%, respectively. They concluded that the better growth performance of late can only be accounted for by multiple expansion, and the current multiples, in
                             ------------------
their opinion, are not sustainable over long periods of time. In the authors' opinion, few companies have ever been able to maintain a long-term competitive advantage over the competition that would justify the current price/earnings multiples in some of today's stocks. It was their conclusion that, going forward, investors should reduce expectations in the growth segment, as multiples adjust to historic levels.

NOW WHAT?
---------

  Both the smaller cap and the value areas of the market appear poised for a sustained period of better performance. In fact, we expect a period very similar to the end of 1973 through May of 1983, during which small-caps outperformed by over three-fold. Small-caps during that period grew at an annual rate of 27.9% per year, a cumulative increase of 910%, compared to 10.8% annually for the S&P 500, an increase of 162%. While absolute returns are unlikely to match these levels over the next ten years, the relative returns could be as dramatic.

  Even with an excellent 2000 behind us, the valuation of your portfolio (approximately 13.5x earnings) remains attractive. With expected flat earnings growth for the S&P 500 versus 10-15% for your Fund, the relative attractiveness is compelling.

  On December 21, 2000, the Board of Directors declared a distribution of $0.022 from net long-term capital gains payable on December 22, 2000 to shareholders of record on December 20, 2000.

  All of us at Fiduciary Capital Growth Fund, Inc. thank you for your patience in the trying markets of 1998-1999. For our part, we have stuck to our disciplined approach of investing, and the fruits of our labor were certainly borne out in the year 2000. Thank you for your continued confidence.

Sincerely,

     /s/Ted D. Kellner, C.F.A
     Ted D. Kellner, C.F.A
     President

     /s/Donald S. Wilson, C.F.A
     Donald S. Wilson, C.F.A
     Vice President

     /s/Patrick J. English, C.F.A.
     Patrick J. English, C.F.A.
     Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555

Fiduciary Capital Growth Fund, Inc.
STATEMENT OF NET ASSETS
December 31, 2000 (Unaudited)

SHARES OR                                                           QUOTED
PRINCIPAL                                                           MARKET
  AMOUNT                                                         VALUE (B)<F2>
---------                                                        -------------

LONG-TERM INVESTMENTS -- 94.1% (A)<F1>

COMMON STOCKS -- 90.0% (A)<F1>

               CHEMICAL/SPECIALTY MATERIALS -- 10.6%
    43,700     Cambrex Corp.                                      $ 1,977,425
    29,000     Great Lakes Chemical Corp.                           1,078,438
    23,200     Minerals Technologies Inc.                             793,150
    37,300     Sigma-Aldrich Corp.                                  1,466,356
                                                                  -----------
                                                                    5,315,369

               CONSUMER SERVICES -- 2.7%
    32,100     H & R Block, Inc.                                    1,328,137

               DISTRIBUTION -- 2.3%
    20,200     Arrow Electronics, Inc.                                578,225
    50,000     Pioneer-Standard Electronics, Inc.                     550,000
                                                                  -----------
                                                                    1,128,225

               HEALTH INDUSTRIES -- 15.6%
    83,300     Apogent Technologies Inc.                            1,707,650
    81,300     Covance Inc.                                           873,975
    63,000     DENTSPLY International Inc.                          2,464,875
    21,300     Haemonetics Corp.                                      657,637
    16,600     IDEXX Laboratories, Inc.                               365,200
    45,900     Renal Care Group, Inc.                               1,258,661
    27,766     Sybron Dental Specialties, Inc.                        468,551
                                                                  -----------
                                                                    7,796,549

               INDUSTRIAL SERVICES -- 5.6%
   162,300     Republic Services, Inc.                              2,789,531

               INSURANCE -- 11.9%
    46,957     Delphi Financial Group, Inc.                         1,807,845
    24,000     MGIC Investment Corp.                                1,618,500
    79,325     Old Republic International Corp.                     2,538,400
                                                                  -----------
                                                                    5,964,745

               MEDIA/COMMUNICATION -- 0.2%
    27,000     Completel Europe N.V.                                   96,187

               MISCELLANEOUS-BUSINESS SERVICES -- 10.2%
    80,000     G & K Services, Inc.                                 2,250,000
    35,000     Keane, Inc.                                            341,250
    13,300     Manpower Inc.                                          505,400
   116,000     Modis Professional Services, Inc.                      478,500
    44,000     Morrison Management
                 Specialists, Inc.                                  1,536,040
                                                                  -----------
                                                                    5,111,190

               MISCELLANEOUS-CONSUMER
                 MANUFACTURING -- 2.5%
    12,000     Liz Claiborne, Inc.                                    499,500
    75,100     Paxar Corp.                                            765,081
                                                                  -----------
                                                                    1,264,581

               MISCELLANEOUS-TECHNOLOGY
                 MANUFACTURING -- 2.1%
    30,600     Brady Corp.                                          1,034,662

               PAPER/PACKAGING -- 3.7%
    51,500     AptarGroup, Inc.                                     1,512,813
    35,000     Wausau-Mosinee Paper Corp.                             354,375
                                                                  -----------
                                                                    1,867,188

               PRINTING/PUBLISHING/FORMS -- 0.6%
    18,500     Bell & Howell Co.                                      305,250

               PRODUCER MANUFACTURING -- 2.0%
    59,000     Regal-Beloit Corp.                                   1,006,540

               REAL ESTATE -- 2.0%
    50,100     Security Capital Group Inc. CL B                     1,005,131

               RETAIL TRADE -- 12.1%
   131,000     Casey's General Stores, Inc.                         1,956,813
   150,000     Consolidated Stores Corp.                            1,593,750
   116,800     Family Dollar Stores, Inc.                           2,503,900
                                                                  -----------
                                                                    6,054,463

               SOFTWARE/SERVICE -- 5.9%
    64,700     NOVA Corp./Georgia                                   1,289,956
    35,500     SunGard Data Systems Inc.                            1,672,938
                                                                  -----------
                                                                    2,962,894
                                                                  -----------
                   Total common stocks                             45,030,642

REITS -- 4.1% (A)<F1>
    92,500     Prologis Trust                                       2,058,125
                                                                  -----------
                   Total long-term investments                     47,088,767

SHORT-TERM INVESTMENTS -- 5.9% (A)<F1>

               VARIABLE RATE DEMAND NOTES
$2,200,000     Firstar Bank U.S.A., N.A.                            2,200,000
   767,816     Sara Lee Corp.                                         767,816
                                                                  -----------
                   Total short-term investments                     2,967,816
                                                                  -----------
                   Total investments                               50,056,583
               Liabilities, less cash and
                 receivables (0.0%) (A)<F1>                            (1,723)
                                                                  -----------
                   Net Assets                                     $50,054,860
                                                                  -----------
                                                                  -----------
               Net Asset Value Per Share
                 ($0.01 par value 10,000,000
                 shares authorized), offering
                 and redemption price
                 ($50,054,860 / 2,645,563
                 shares outstanding)                              $     18.92
                                                                  -----------
                                                                  -----------

(a)<F1>   Percentages of various classifications relate to net assets.
(b)<F2> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                                 TED D. KELLNER
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124


                                   CUSTODIAN
                               FIRSTAR BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Fiduciary Capital Growth Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.